Temporary Equity (Tables)	6 Months Ended
Jun. 30, 2020
Temporary Equity [Abstract]
Schedule of Temporary Equity

The following table summarizes the Company’s Series D Preferred Stock activities for the three and six months ended June 30, 2020 (dollars in thousands):

	Series D Preferred Stock
	Shares	Amount
Total temporary equity as of December 31, 2019	461,839	$462
Issuance of Series D convertible preferred stock for cash	203,000	203
Offering cost related to issuance of Series D convertible preferred stock	—	(3)
Deemed dividends related to immediate accretion of offering cost	—	3
Accrued Series D preferred stock dividends	8,868	9
Bifurcated redemption feature of Series D convertible preferred stock	—	(171)
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock	—	171
Redemption of Series D preferred stock (including accrued dividends)	(210,831)	(211)
Total temporary equity as of March 31, 2020	462,876	$463
Accrued Series D preferred stock dividends	8,330	8
Redemption of Series D preferred stock (including accrued dividends)	(263,037)	(263)
Total temporary equity as of June 30, 2020	208,169	$208

Schedule of Redemption of Preferred Stock Issued

The redemption of the 203,000 shares of Series D Preferred Stock (previously issued on September 6, 2019) on March 6, 2020 occurred as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	203,000
Per share value	$1.00
Series D preferred stock value	$203
Accrued dividends	$8
Total Series D preferred stock	$211
Redemption percentage	$1.29
Total redemption	$272

The redemption of the 253,000 shares of Series D Preferred Stock (previously issued on December 19, 2019) on June 16, 2020 occurred as follows (amounts in thousands except share and per share values):

Series D preferred stock issued	253,000
Per share value	$1.00
Series D preferred stock value	$253
Accrued dividends	$10
Total Series D preferred stock value	$263
Redemption percentage	1.29%
Total redemption	$339